INTANGIBLE ASSETS - Changes in the net carrying amount of intangible assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	$ 1,466.7
Balance at the end of the period	2,344.1	$ 1,466.7
Spectrum licence
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	731.6
Balance at the end of the period	1,561.6	731.6
Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	540.6
Balance at the end of the period	515.0	540.6
Broadcasting licences, naming rights, projects under development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	194.5
Balance at the end of the period	267.5	194.5
Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	2,741.1	2,602.5
Additions	1,018.7	205.9
Net change in additions financed with non-cash balances	7.7	(50.4)
Business acquisitions	16.2	9.7
Retirement, disposals and other	(44.0)	(26.6)
Balance at the end of the period	3,739.7	2,741.1
Cost | Spectrum licence
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	979.3	979.3
Additions	830.0
Balance at the end of the period	1,809.3	979.3
Cost | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	1,389.5	1,270.7
Additions	92.3	125.6
Net change in additions financed with non-cash balances	(35.3)	(114.2)
Business acquisitions		0.1
Reclassification	68.0	129.0
Retirement, disposals and other	(17.1)	(21.7)
Balance at the end of the period	1,497.4	1,389.5
Cost | Broadcasting licences, naming rights, projects under development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	372.3	352.5
Additions	96.4	80.3
Net change in additions financed with non-cash balances	43.0	63.8
Business acquisitions	16.2	9.6
Reclassification	(68.0)	(129.0)
Retirement, disposals and other	(26.9)	(4.9)
Balance at the end of the period	433.0	372.3
Accumulated amortization and impairment losses
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(1,274.4)	(1,158.5)
Amortization	165.3	143.4
Retirement, disposals and other	(44.1)	(27.5)
Balance at the end of the period	(1,395.6)	(1,274.4)
Accumulated amortization and impairment losses | Spectrum licence
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(247.7)	(247.7)
Balance at the end of the period	(247.7)	(247.7)
Accumulated amortization and impairment losses | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(848.9)	(737.6)
Amortization	150.8	133.0
Retirement, disposals and other	(17.3)	(21.7)
Balance at the end of the period	(982.4)	(848.9)
Accumulated amortization and impairment losses | Broadcasting licences, naming rights, projects under development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(177.8)	(173.2)
Amortization	14.5	10.4
Retirement, disposals and other	(26.8)	(5.8)
Balance at the end of the period	$ (165.5)	$ (177.8)